SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

Deutsche Government & Agency Securities Portfolio

Deutsche Tax-Exempt Portfolio

Deutsche California Tax-Free Income Fund

Deutsche Capital Growth Fund

Deutsche Communications Fund

Deutsche Core Equity Fund

Deutsche Core Fixed Income Fund

Deutsche Core Plus Income Fund

Deutsche CROCI® Equity Dividend Fund

Deutsche CROCI® International Fund

Deutsche CROCI® Sector Opportunities Fund

Deutsche CROCI® U.S. Fund

Deutsche EAFE® Equity Index Fund

Deutsche Emerging Markets Equity Fund

Deutsche Enhanced Commodity Strategy Fund

Deutsche Enhanced Emerging Markets Fixed Income Fund

Deutsche Enhanced Global Bond Fund

Deutsche Equity 500 Index Fund

Deutsche European Equity Fund

Deutsche Fixed Income Opportunities Fund

Deutsche Floating Rate Fund

Deutsche Global Growth Fund

Deutsche Global High Income Fund

Deutsche Global Income Builder Fund

Deutsche Global Inflation Fund

Deutsche Global Infrastructure Fund

Deutsche Global Macro Fund

Deutsche Global Real Estate Securities Fund

Deutsche Global Small Cap Fund

Deutsche GNMA Fund

Deutsche Gold & Precious Metals Fund

Deutsche Government Cash Management Fund

Deutsche Government Cash Reserves Fund Institutional

Deutsche Government Money Market Series

Deutsche Health and Wellness Fund

Deutsche High Income Fund

Deutsche Intermediate Tax/AMT Free Fund

Deutsche Large Cap Focus Growth Fund

Deutsche Latin America Equity Fund

Deutsche Limited Maturity Quality Income Fund

Deutsche Managed Municipal Bond Fund

Deutsche Massachusetts Tax-Free Fund

Deutsche Mid Cap Growth Fund

Deutsche Mid Cap Value Fund

Deutsche MLP & Energy Infrastructure Fund

Deutsche Money Market Prime Series

Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund

Deutsche New York Tax-Free Income Fund

Deutsche Real Assets Fund

Deutsche Real Estate Securities Fund

Deutsche S&P 500 Index Fund

Deutsche Science and Technology Fund

Deutsche Select Alternative Allocation Fund

Deutsche Short Duration Fund

Deutsche Short-Term Municipal Bond Fund

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

Deutsche Small Cap Value Fund

Deutsche Strategic High Yield Tax-Free Fund

Deutsche U.S. Bond Index Fund

Deutsche U.S. Multi-Factor Fund

Deutsche Ultra-Short Investment Grade Fund

Deutsche Unconstrained Income Fund

Deutsche Variable NAV Money Fund

Deutsche World Dividend Fund

Investors Cash Trust

Deutsche Treasury Portfolio

Deutsche Variable Series I:

Deutsche Bond VIP

Deutsche Capital Growth VIP

Deutsche Core Equity VIP

Deutsche Global Small Cap VIP

Deutsche CROCI® International VIP

Deutsche Variable Series II:

Deutsche Alternative Asset Allocation VIP

Deutsche CROCI® U.S. VIP

Deutsche Global Equity VIP

Deutsche Global Growth VIP

Deutsche Global Income Builder VIP

Deutsche Government & Agency Securities VIP

Deutsche Government Money Market VIP

Deutsche High Income VIP

Deutsche Small Mid Cap Growth VIP

Deutsche Small Mid Cap Value VIP

Deutsche Unconstrained Income VIP

Deutsche Investments VIT Funds:

Deutsche Equity 500 Index VIP

Deutsche Small Cap Index VIP

PART I

The following disclosure relating to each applicable fund’s Class A shares replaces the existing similar disclosure immediately following the “Requirements and Limits” table under the “HOW TO EXCHANGE SHARES” heading of the “INVESTING IN THE FUND” section in the fund’s prospectus.

Exchanges between funds are allowed between like share classes. Class A shares may also be exchanged with the following money market fund shares as described in each applicable prospectus: Deutsche Government & Agency Securities Portfolio – Deutsche Government & Agency Money Fund shares, Deutsche Tax-Exempt Portfolio – Deutsche Tax-Exempt Money Fund shares or Deutsche Money Market Primes Series – Deutsche Money Market Fund shares.

PART II

The following disclosure relating to each applicable fund’s Institutional Class shares is added under the “POLICIES ABOUT TRANSACTIONS” heading of the “INVESTING IN THE FUNDS” section in the fund’s prospectus.

September 26, 2017

PROSTKR-942

Institutional Class Exchange Privilege. The following persons may, subject to certain limitations, exchange Institutional Class shares for Deutsche Money Market Fund shares of Deutsche Money Market Prime Series: (1) a current or former director or trustee of Deutsche mutual funds; and (2) an employee, the employee’s spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the Deutsche mutual fund family or a broker-dealer authorized to sell shares of the Deutsche mutual funds.

PART III

The following information replaces the existing disclosure in the “Investing in the Funds–Financial Intermediary Support Payments” section of each fund’s/portfolio’s Prospectus:

FINANCIAL INTERMEDIARY SUPPORT PAYMENTS (NOT APPLICABLE TO CLASS R6)

The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries (“financial advisors”) in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares (“revenue sharing”). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any record keeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor’s and/or its affiliates’ payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor’s fund transactions.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of Deutsche fund shares or the retention and/or servicing of investors to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

September 26, 2017

PROSTKR-942

The following paragraph is for all funds except Deutsche Variable NAV Money Fund: The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both Deutsche funds and non-Deutsche funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or to 403(b) plans that obtain record keeping services from Ascensus, Inc. on the Deutsche AM-branded retirement plan platform (the “Platform”). The level of revenue sharing payments is based upon sales of both the Deutsche funds and the non-Deutsche funds by the financial advisor on the Platform or current assets of both the Deutsche funds and the non-Deutsche funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the Deutsche funds to their customers. However, the Advisor will not consider sales of Deutsche fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Deutsche funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of Deutsche fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.

Please Retain This Supplement for Future Reference

September 26, 2017

PROSTKR-942

3